16. RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2021
Related party transactions [abstract]
16. RELATED PARTY TRANSACTIONS

16. RELATED PARTY TRANSACTIONS

During the three and six-month periods ended June 30, 2021, share-based compensation expenses for directors and officers totalled $5.1M and $5.5M (three and six-month periods ended June 30, 2020: 0 nil).

In January 2021, the Company issued 76,635 shares in repayment of accrued interests of $797 as at December 31, 2020 on the convertible bond concluded with Pallinghurst.

Pallinghurst purchased 237,932 common shares as part of the financing closed on January 20,2021, 79,311 common shares as part of the financing closed on February 12,2021 and 66,666 common shares as part of the financing closed on June 23, 2021 (see note 10.1).

Investissement Québec, acting as mandatory for the Government of Quebec, purchased 317,241 common shares as part of the financing closed on February 12, 2021.

During the three and six-month periods ended June 30, 2021, the Company had accrued interests payable to Pallinghurst of $593 and $1,158 (three and six-month periods ended June 30, 2020: nil).